UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $    1,219,209
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIR PRODS & CHEMS INC        COM              009158106   28,674   300,000 SH       DEFINED    1,2,3,4    300,000      0    0
AMDOCS LTD                   COM              G02602103   45,585 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
ATLAS ENERGY LP              COM UNITS LP     04930A104    3,021   139,034 SH       DEFINED    1,2,3,4    139,034      0    0
ATLAS PIPELINE PARTNERS LP   UNIT L P INT     049392103    3,800   115,295 SH       DEFINED    1,2,3,4    115,295      0    0
BOOZ ALLEN HAMILTON HLDG COR CL A             099502106   28,665 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
BRUNSWICK CORP               COM              117043109   10,893   533,949 SH       DEFINED    1,2,3,4    533,949      0    0
CACI INTL INC                CL A             127190304   48,105   762,605 SH       DEFINED    1,2,3,4    762,605      0    0
CADENCE PHARMACEUTICALS INC  COM              12738T100    1,638   178,062 SH       DEFINED    1,2,3,4    178,062      0    0
CENTER FINL CORP CALIF       COM              15146E102    3,172   499,530 SH       DEFINED    1,2,3,4    499,530      0    0
CHENIERE ENERGY INC          COM NEW          16411R208    5,496   600,000 SH       DEFINED    1,2,3,4    600,000      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    3,970   690,400 SH       DEFINED    1,2,3,4    690,400      0    0
CITI TRENDS INC              COM              17306X102   13,358   885,840 SH       DEFINED    1,2,3,4    885,840      0    0
COCA COLA ENTERPRISES INC NE COM              19122T109    5,107   175,000 SH       DEFINED    1,2,3,4    175,000      0    0
COLDWATER CREEK INC          COM              193068103    3,926 2,804,406 SH       DEFINED    1,2,3,4  2,804,406      0    0
COMPASS MINERALS INTL INC    COM              20451N101   45,187   525,000 SH       DEFINED    1,2,3,4    525,000      0    0
CONCEPTUS INC                COM              206016107   13,542 1,160,420 SH       DEFINED    1,2,3,4  1,160,420      0    0
EXCEL TR INC                 COM              30068C109   13,236 1,200,000 SH       DEFINED    1,2,3,4  1,200,000      0    0
FIDELITY NATL INFORMATION SV COM              31620M106   16,935   550,000 SH       DEFINED    1,2,3,4    550,000      0    0
FIRST SOLAR INC              COM              336433107   14,550   110,000 SH       DEFINED    1,2,3,4    110,000      0    0
FISERV INC                   COM              337738108   34,447   550,000 SH       DEFINED    1,2,3,4    550,000      0    0
HOUSTON AMERN ENERGY CORP    COM              44183U100    1,613    88,949 SH       DEFINED    1,2,3,4     88,949      0    0
HUNTINGTON INGALLS INDS INC  COM              446413106   63,825 1,850,000 SH       DEFINED    1,2,3,4  1,850,000      0    0
IRON MTN INC                 COM              462846106   34,090 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
LIBBEY INC                   COM              529898108   13,848   853,762 SH       DEFINED    1,2,3,4    853,762      0    0
LIVEPERSON INC               COM              538146101    9,898   700,000 SH       DEFINED    1,2,3,4    700,000      0    0
MASTERCARD INC               CL A             57636Q104   45,462   150,867 SH       DEFINED    1,2,3,4    150,867      0    0
MI DEVS INC                  CL A SUB VTG     55304X104   12,172   400,000 SH       DEFINED    1,2,3,4    400,000      0    0
NARA BANCORP INC             COM              63080P105    4,521   556,043 SH       DEFINED    1,2,3,4    556,043      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115       25   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   12,310 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
OASIS PETE INC NEW           COM              674215108   14,840   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
ORIENTAL FINL GROUP INC      COM              68618W100    7,992   620,000 SH       DEFINED    1,2,3,4    620,000      0    0
PRAXAIR INC                  COM              74005P104  108,390 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
REALPAGE INC                 COM              75606N109    4,322   163,276 SH       DEFINED    1,2,3,4    163,276      0    0
RENESOLA LTD                 SPONS ADS        75971T103    3,654   700,000 SH       DEFINED    1,2,3,4    700,000      0    0
SABRA HEALTH CARE REIT INC   COM              78573L106   14,992   897,193 SH       DEFINED    1,2,3,4    897,193      0    0
SANDERSON FARMS INC          COM              800013104   21,650   453,112 SH       DEFINED    1,2,3,4    453,112      0    0
SANOFI                       RIGHT 12/31/2020 80105N113    4,820 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
SCRIPPS NETWORKS INTERACT IN CL A COM         811065101   63,593 1,301,000 SH       DEFINED    1,2,3,4  1,301,000      0    0
SHERWIN WILLIAMS CO          COM              824348106   50,322   600,000 SH       DEFINED    1,2,3,4    600,000      0    0
SINA CORP                    ORD              G81477104    2,342    22,500 SH       DEFINED    1,2,3,4     22,500      0    0
STEWART ENTERPRISES INC      CL A             860370105   20,440 2,800,000 SH       DEFINED    1,2,3,4  2,800,000      0    0
SUNOCO INC                   COM              86764P109   56,309 1,350,000 SH       DEFINED    1,2,3,4  1,350,000      0    0
TESORO LOGISTICS LP          COMP UNIT LP     88160T107    4,881   200,471 SH       DEFINED    1,2,3,4    200,471      0    0
TUESDAY MORNING CORP         COM NEW          899035505    5,553 1,194,131 SH       DEFINED    1,2,3,4  1,194,131      0    0
UNION PAC CORP               COM              907818108   20,880   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
VISA INC                     COM CL A         92826C839   50,556   600,000 SH       DEFINED    1,2,3,4    600,000      0    0
VISHAY PRECISION GROUP INC   COM              92835K103   10,167   602,323 SH       DEFINED    1,2,3,4    602,323      0    0
WASTE MGMT INC DEL           COM              94106L109   59,073 1,585,000     CALL DEFINED    1,2,3,4  1,585,000      0    0
WELLPOINT INC                COM              94973V107   78,770 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
WILLIS GROUP HOLDINGS PUBLIC SHS              G96666105   67,916 1,652,052 SH       DEFINED    1,2,3,4  1,652,052      0    0
YANDEX N V                   SHS CLASS A      N97284108    3,338    94,000     CALL DEFINED    1,2,3,4     94,000      0    0
YANDEX N V                   SHS CLASS A      N97284108    3,338    94,000     PUT  DEFINED    1,2,3,4     94,000      0    0
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